Schwab Core Equity Fund(TM)
(formerly Schwab Analytics Fund(R))

      ANNUAL REPORT
      October 31, 2002

                                                           [CHARLES SCHWAB LOGO]

Using the power of Schwab Equity Ratings(TM) in seeking to provide long-term capital appreciation with low relative volatility.


In this report:

       Market overview ....................................................           2

       The fund ...........................................................           4

       Financial notes ....................................................          15

       Fund trustees ......................................................          19

       Glossary ...........................................................          22


[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
chairman and Co-CEO

Dear Shareholder,

Equity markets are traditionally seen as an indication of investor sentiment about the future, but there are times when they may appear to be more of a reflection of the present.

As the period covered by this report began, America was reeling from September
11. Coming at a time when there was widespread uncertainty about the direction of the economy and no uncertainty at all about recent direction of stock prices, the tragic events of 9/11 exacerbated the downward slide of stock prices. The result was a very disappointing 12 months for stock markets, in the U.S. and around the globe as well.

While many things have changed as a result of 9/11, the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging -- a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

Stock investing should be a long-term proposition. Today's bad news often has an impact on equity markets. But over time, larger factors such as economic growth shape the broader trends. And it is these trends that long-term investing is all about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals,and look forward to serving you in the future.

Sincerely,

/s/ Charles Schwab

Market Overview

ECONOMIC WEAKNESS AND CORPORATE MALFEASANCE TOOK A HEAVY TOLL ON STOCKS.

The period covered by this report (11/1/01-10/31/02) saw Americans dealing with a range of issues, from the aftermath of September 11 to an economy that continued to send mixed signals about its current health and future prospects.


Stocks began the period on a positive note, having quickly recovered most of their post-9/11 losses. But growing worries about the economic impact of terrorism, weak corporate earnings, growing indications that a strong recovery was unlikely, and the revelation of fraudulent accounting and reporting practices at several prominent companies soon sent stock prices downward. All sectors in the S&P 500(R) Index posted negative returns for the report period.

By many indications, the economy itself actually was fairly solid during the report period, showing some improvement from the prior 12 months. However, that was not enough to support investor sentiment, given that markets were still contending with the exceptionally high stock prices created by the technology stock bubble of the late 1990's as well as concerns over corporate earnings and corporate governance.


Stocks did rebound in October 2002 as companies posted a second consecutive quarter of earnings growth (after five quarters of contraction). However, much of the earnings growth came from cost-cutting, rather than from revenue growth. After lowering short-term rates twice in late 2001, the Federal Reserve (the
Fed) held rates steady during the report period, although it signalled in August that further cuts may



ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-15.11%   S&P 500(R) INDEX: measures U.S. large-cap stocks

-11.57%   RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

-13.21% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

  5.89%   LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX:
          measures the U.S. bond market

  1.81% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures short-term U.S. Treasury obligations

[LINE GRAPH]


                        Lehman                           Russell 2000
                       Aggregate         MSCI EAFE        Small-Cap      S&P 500       3 Month
                       Bond Index         Index            Index          Index         T-Bill
     31-Oct-01              0                0               0               0             0
        Nov-01           -0.42             1.17            1.15            2.59          0.02
        Nov-01            0.04             3.35            2.35            5.72           0.1
        Nov-01           -2.01             4.03            5.48            7.45          0.11
        Nov-01           -2.34              3.6            7.15            8.55          0.14
        Nov-01           -1.38              3.8            7.74            7.67          0.21
        Dec-01           -2.84             5.42           12.55            9.46          0.26
        Dec-01           -2.82             1.58           10.27            6.13          0.28
        Dec-01           -2.39             2.01           13.26            8.19          0.32
        Dec-01           -2.45             3.99           15.58            9.71          0.35
        Jan-02           -2.24             6.19           16.91           10.93          0.39
        Jan-02           -0.76              3.1           14.75            8.38          0.45
        Jan-02           -0.92             1.18           11.11            6.68          0.47
        Jan-02           -1.44             0.09           12.29            7.22          0.48
        Feb-02           -1.01            -1.05           12.48            6.28          0.51
        Feb-02           -0.68            -2.45            9.38            3.82          0.55
        Feb-02           -0.46             0.01           10.02            4.58          0.58
        Feb-02           -0.27            -2.11            9.07            3.22          0.61
        Mar-02           -0.66             1.07           12.21            7.36          0.64
        Mar-02           -1.79              6.9           17.29           10.43          0.67
        Mar-02           -1.98             6.75           17.15           10.61          0.69
        Mar-02           -2.07             5.45           17.93            8.95          0.73
        Mar-02            -1.9             5.18           18.95            8.92          0.78
        Apr-02           -0.93             5.17           16.93            6.58          0.81
        Apr-02           -0.69             3.35           21.11            5.47          0.84
        Apr-02           -0.46             6.68           21.58            6.81          0.86
        Apr-02            0.09             5.67           17.86            2.17          0.88
        May-02            0.15             6.38           20.44            1.99          0.91
        May-02            0.11             5.67           15.87            0.23          0.95
        May-02           -0.3             8.53           19.71            5.13          0.99
        May-02            0.33             7.83           16.13            2.97          1.04
        May-02            0.84             6.89           14.71            1.56          1.07
        Jun-02            0.79             3.47           10.73           -2.21           1.1
        Jun-02            1.88            -0.88            8.08           -4.14          1.14
        Jun-02            2.03            -0.96            8.57           -5.86          1.17
        Jun-02            1.71             2.56            9.01           -5.67          1.21
        Jul-02             1.6             2.07            3.91           -5.75          1.22
        Jul-02             2.8            -2.52           -2.58           -12.2          1.26
        Jul-02             2.9            -5.27           -8.96          -19.21          1.29
        Jul-02            3.13           -11.09           -9.88          -18.73          1.33
        Aug-02            3.72           -10.13          -11.21          -17.54          1.38
        Aug-02            3.78             -7.4           -8.35          -13.31          1.41
        Aug-02            3.52            -6.51           -6.54          -11.39          1.44
        Aug-02            4.27            -5.56           -5.55          -10.23          1.47
        Aug-02            4.67            -7.78           -7.69          -12.45           1.5
        Sep-02            4.97           -10.47           -7.52          -14.57          1.53
        Sep-02            5.64           -12.33           -7.86          -14.96          1.56
        Sep-02            5.98           -15.91          -13.21          -19.21           1.6
        Sep-02            6.09            -15.6          -14.43          -20.93          1.63
        Oct-02            6.11            -18.4          -17.68          -23.36          1.66
        Oct-02             5.6            -17.4          -18.38          -20.04          1.69
        Oct-02            4.53           -13.63             -14          -15.36           1.7
        Oct-02            4.92           -14.62           -11.8          -14.09          1.74
     31-Oct-02            5.89           -13.21          -11.57          -15.11          1.81

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab Core Equity Fund(TM)
be needed. (The Fed eventually made a half-point cut in November, after the report period ended.)

One result of the economic uncertainty and stock market turbulence was a resurgence of interest in bonds, especially high quality issues. Investor demand for Treasury bonds pushed prices up and yields down; 10-year Treasury yields ended the report period near their lowest level in 40 years.

With improvements in corporate earnings, the unusually wide yield gap between corporate bonds and Treasuries appears to be narrowing.


LOOKING AHEAD: SLOW-PACED ECONOMIC IMPROVEMENT SEEMS LIKELY TO CONTINUE.

One key factor for the economy has been consumer spending, which has remained strong over the past few years. Now it appears to be weakening. However, capital spending by corporations, which had been depressed, is showing signs of revival and may be able to take up some of the slack. Unemployment has been drifting downward from its peak of 6.0% in April, a positive sign.

Equity markets appear to be searching for a convincing reason to rally. Investors also see a number of uncertainties, including war with Iraq, tensions in the Middle East and the success of reforms in corporate governance and accounting practices.


S&P 500(R) INDEX PRICE/EARNINGS RATIO (P/E)
Dollar-weighted average P/E for all stocks in the index

USING TRADITIONAL REPORTED EARNINGS, THE P/E SKYROCKETED TO 62 IN EARLY 2002 AS CORPORATE EARNINGS COLLAPSED. BY THE END OF THE REPORT PERIOD, WITH THE COMBINATION OF LOWER STOCK PRICES AND IMPROVED EARNINGS, IT HAD FALLEN TO 29 -- STILL SIGNIFICANTLY ABOVE THE 30-YEAR AVERAGE OF 17.

                                  [LINE GRAPH]

                                  S&P 500
                                 PE Ratio         30 Avrge
        Sep-92                     24.7            17.24
        Oct-92                    24.64            17.24
        Nov-92                     23.8            17.24
        Dec-92                    24.31            17.24
        Jan-93                    24.29            17.24
        Feb-93                    24.44            17.24
        Mar-93                    23.48            17.24
        Apr-93                    22.92            17.24
        May-93                    22.96            17.24
        Jun-93                     22.9            17.24
        Jul-93                    22.91            17.24
        Aug-93                    24.21            17.24
        Sep-93                    23.77            17.24
        Oct-93                    24.04            17.24
        Nov-93                    22.52            17.24
        Dec-93                    22.95            17.24
        Jan-94                    22.98            17.24
        Feb-94                    21.17            17.24
        Mar-94                    20.34            17.24
        Apr-94                     20.1            17.24
        May-94                    20.16            17.24
        Jun-94                    19.77            17.24
        Jul-94                    18.63            17.24
        Aug-94                    18.91            17.24
        Sep-94                    18.32            17.24
        Oct-94                    17.51            17.24
        Nov-94                    16.56            17.24
        Dec-94                    16.98            17.24
        Jan-95                    16.05            17.24
        Feb-95                    16.22            17.24
        Mar-95                    16.47            17.24
        Apr-95                       16            17.24
        May-95                    16.45            17.24
        Jun-95                    16.77            17.24
        Jul-95                    16.61            17.24
        Aug-95                    16.18            17.24
        Sep-95                    16.85            17.24
        Oct-95                    16.18            17.24
        Nov-95                    17.86            17.24
        Dec-95                    17.41            17.24
        Jan-96                    18.29            17.24
        Feb-96                    18.57            17.24
        Mar-96                    18.94            17.24
        Apr-96                    19.16            17.24
        May-96                    19.48            17.24
        Jun-96                     19.3            17.24
        Jul-96                    18.31            17.24
        Aug-96                    18.62            17.24
        Sep-96                    19.73            17.24
        Oct-96                    19.59            17.24
        Nov-96                    21.06            17.24
        Dec-96                    20.77            17.24
        Jan-97                    20.52            17.24
        Feb-97                    20.95            17.24
        Mar-97                    19.87            17.24
        Apr-97                    20.23            17.24
        May-97                    21.45            17.24
        Jun-97                    22.44            17.24
        Jul-97                    23.99            17.24
        Aug-97                    22.74            17.24
        Sep-97                       24            17.24
        Oct-97                    22.84            17.24
        Nov-97                    24.12            17.24
        Dec-97                    24.53            17.24
        Jan-98                    25.03            17.24
        Feb-98                    26.49            17.24
        Mar-98                    27.98            17.24
        Apr-98                    26.69            17.24
        May-98                    26.15            17.24
        Jun-98                    27.27            17.24
        Jul-98                    26.94            17.24
        Aug-98                     22.9            17.24
        Sep-98                    24.35            17.24
        Oct-98                    28.07            17.24
        Nov-98                    30.31            17.24
        Dec-98                    32.15            17.24
        Jan-99                     33.9            17.24
        Feb-99                    32.64            17.24
        Mar-99                    33.92            17.24
        Apr-99                     33.9            17.24
        May-99                    32.74            17.24
        Jun-99                     34.7            17.24
        Jul-99                    31.31            17.24
        Aug-99                    31.21            17.24
        Sep-99                    30.39            17.24
        Oct-99                    30.41            17.24
        Nov-99                    30.65            17.24
        Dec-99                    32.53            17.24
        Jan-00                    29.78            17.24
        Feb-00                    28.59            17.24
        Mar-00                     31.5            17.24
        Apr-00                    29.41            17.24
        May-00                    28.82            17.24
        Jun-00                    29.31            17.24
        Jul-00                    28.94            17.24
        Aug-00                    30.35            17.24
        Sep-00                    28.64            17.24
        Oct-00                     27.5            17.24
        Nov-00                    25.42            17.24
        Dec-00                    25.39            17.24
        Jan-01                    27.96            17.24
        Feb-01                    25.32            17.24
        Mar-01                     24.1            17.24
        Apr-01                    28.14            17.24
        May-01                    28.92            17.24
        Jun-01                    28.77            17.24
        Jul-01                    33.36            17.24
        Aug-01                    31.32            17.24
        Sep-01                    34.22            17.24
        Oct-01                    41.31            17.24
        Nov-01                    46.05            17.24
        Dec-01                    48.28            17.24
        Jan-02                    60.74            17.24
        Feb-02                     60.6            17.24
        Mar-02                    61.87            17.24
        Apr-02                    46.28            17.24
        May-02                    43.62            17.24
        Jun-02                    42.13            17.24
        Jul-02                    32.71            17.24
        Aug-02                    32.65            17.24
        Sep-02                    29.65            17.24
        Oct-02                    28.85            17.24

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). Thus, a P/E of 20 would indicate a stock price that is 20 times recent earnings. Investors use P/E as a relative measure of how high or low stock prices are.

TOTAL RETURNS OVERALL AND BY SECTOR
For the S&P 500 Index and the 11 S&P sector indices.

EVERY SECTOR OF THE S&P 500 WAS NEGATIVE DURING THE REPORT PERIOD. TECHNOLOGY AND COMMUNICATIONS SERVICES CONTINUED THEIR LONG-TERM SLIDE. UTILITIES COMPANIES WERE HURT BY REDUCED DEMAND FROM CORPORATE CUSTOMERS.

S&P 500 AND S&P SECTOR INDICES, 10/31/01 - 10/31/02
--------------------------------------------------------------------------------

[BAR CHART]

               Transportation                   -0.29
               Consumer Cyclicals               -1.17
               Financials                       -4.76
               Basic Materials                  -4.96
               Consumer Staples                  -5.7
               Energy                          -13.12
               S&P 500 Index                    -15.1
               Health Care                     -17.54
               Capital Goods                   -20.86
               Technology                      -26.56
               Communication Services          -33.94
               Utilities                       -36.44

Performance varies among sectors: within a period there can be wide differences between the best-performing sector and the worst. Sector rankings tend to change from one period to the next. Higher-growth sectors may indicate above-average long-term performance.


Data source: Bloomberg L.P.                                                    3

                    The fund seeks long-term capital growth.


Schwab Core Equity Fund(TM)

[PHOTO OF GERI HOM AND LARRY MANO]


GERI HOM, a vice president and senior portfolio manager of the investment adviser, has overall responsibility for the management of the fund. Prior to joining the firm in 1995, she worked for nearly 15 years in equity index management.

LARRY MANO, a director and a portfolio manager, is responsible for the day-to-day management of the fund. Prior to joining the firm in 1998, he worked for 20 years in equity index management.


TICKER SYMBOL: SWANX

[GRAPHIC]

                        INVESTMENT STYLE 1
MARKET CAP 1        VALUE        BLEND      GROWTH
LARGE                / /          /X/        / /
MEDIUM              / /          / /        / /
SMALL               / /         / /        / /

MANAGERS' PERSPECTIVE

SEVERAL FACTORS COMBINED TO MAKE THIS A DIFFICULT REPORT PERIOD FOR THE U.S. STOCK MARKET. Fears of more terrorist attacks, increased tensions with Iraq, and corporate malfeasance rocked investor confidence. Coming at a time when the market was already struggling with low corporate earnings and inflated stock prices, these factors helped push the S&P 500(R) Index down by over 15% during the 12-month report period.

THE FUND CHANGED INVESTMENT MODELS DURING THE PERIOD, WHICH PROVIDED SOME BENEFIT IN THE LATTER HALF OF THE REPORT PERIOD. The fund began utilizing Schwab Equity Ratings(TM) 2 (SER) in the optimization process on March 1, 2002, and subsequently discontinued using Symphony Asset Management LLC as the fund's sub-adviser.SER is a proprietary equity rating approach that rates a large universe of stocks according to each stock's expected performance relative to the market.

WITH THE FUND SEEKING TO MATCH THE SECTOR WEIGHTING OF THE S&P 500(R) INDEX, YET HOLDING SIGNIFICANTLY FEWER STOCKS (APPROXIMATELY 150 TO 200), STOCK SELECTION PLAYED A SIGNIFICANT ROLE IN PERFORMANCE. For the entire report period, the fund outperformed the S&P 500 by 2.5%. But in the portion of the period beginning March 1, 2002, when the fund mainly held stocks with high SER ratings, the fund outperformed the index by 4.7%.

The ratings helped most in the utilities and energy sectors, which during the period were down 36.4% and 13.1% respectively in the S&P 500, but down only 4.8% and 2.8% in the fund. The ratings did not help in other sectors, such as consumer staples and basic materials, down 5.7% and 5.0% respectively in the S&P 500 but down 9.5% and 5.8% in the fund.


Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.


1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500 Index, based on P/E, P/B and median market cap. The assessment reflects the fund's portfolio as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance -- past, present or future.

2 Produced by the Schwab Equity Research Department.

PERFORMANCE


AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02


This chart compares performance of the fund with the S&P 500(R) Index and the Morningstar Large-Cap Blend Fund category.

[BAR CHART]


                                Fund 1,2   S&P 500 INDEX    PEER GROUP AVERAGE 3
1 YEAR                           -12.58%      1.85%               6.94%
5 YEARS                          -15.11%      0.73%               6.05%
SINCE INCEPTION:  7/1/96         -14.99%     -0.43                 n/a


PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the S&P 500 Index.


$15,301 FUND 1,2
$14,513 S&P 500 INDEX

[LINE GRAPH]

                       SWANX      S&P 500 Index
     01-Jul-96         10000         10000
        Jul-96          9690          9558
        Aug-96          9880          9760
        Sep-96         10620         10308
        Oct-96         11010         10593
        Nov-96         11640         11393
        Dec-96         11368         11168
        Jan-97         11959         11865
        Feb-97         11908         11958
        Mar-97         11287         11468
        Apr-97         12081         12152
        May-97         12722         12890
        Jun-97         13272         13468
        Jul-97         14462         14539
        Aug-97         13821         13724
        Sep-97         14646         14475
        Oct-97         13964         13992
        Nov-97         14676         14640
        Dec-97         14963         14891
        Jan-98         15054         15057
        Feb-98         16155         16142
        Mar-98         16801         16969
        Apr-98         16949         17140
        May-98         16620         16845
        Jun-98         17448         17529
        Jul-98         17198         17343
        Aug-98         14555         14839
        Sep-98         15565         15790
        Oct-98         16529         17074
        Nov-98         17561         18109
        Dec-98         19158         19152
        Jan-99         20138         19952
        Feb-99         19134         19332
        Mar-99         19961         20105
        Apr-99         20882         20883
        May-99         20493         20390
        Jun-99         21910         21522
        Jul-99         21189         20850
        Aug-99         21154         20746
        Sep-99         20658         20177
        Oct-99         22347         21455
        Nov-99         22808         21891
        Dec-99         24474         23180
        Jan-00         23416         22017
        Feb-00         24296         21600
        Mar-00         26222         23712
        Apr-00         25087         22998
        May-00         24232         22527
        Jun-00         24844         23083
        Jul-00         24309         22723
        Aug-00         25839         24135
        Sep-00         24117         22860
        Oct-00         23633         22764
        Nov-00         22000         20971
        Dec-00         22589         21073
        Jan-01         22575         21821
        Feb-01         20549         19831
        Mar-01         19250         18574
        Apr-01         20507         20017
        May-01         20577         20151
        Jun-01         20228         19662
        Jul-01         19711         19469
        Aug-01         18342         18250
        Sep-01         17071         16776
        Oct-01         17504         17096
        Nov-01         18495         18407
        Dec-01         18547         18569
        Jan-02         18280         18298
        Feb-02         17887         17945
        Mar-02         18660         18620
        Apr-02         17816         17491
        May-02         17788         17362
        Jun-02         16692         16126
        Jul-02         15611         14870
        Aug-02         15737         14966
        Sep-02         14290         13339
     31-Oct-02         15301         14513


All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.


1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Prior to 6/1/02, the fund's day-to-day investment management was handled by sub-adviser, Symphony Asset Management LLC.

3 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the
  Large-Cap Blend Fund category for the one- and five-year periods was
  1,309, and 629, respectively.
                                                                               5

SCHWAB CORE EQUITY FUND(TM)

FUND FACTS As of October 31, 2002


TOP TEN HOLDINGS 1

SECURITY                                                        % OF INVESTMENTS
--------------------------------------------------------------------------------
 (1)  MICROSOFT CORP.                                                   4.7%
--------------------------------------------------------------------------------
 (2)  JOHNSON & JOHNSON                                                 4.7%
--------------------------------------------------------------------------------
 (3)  BANK OF AMERICA CORP.                                             4.4%
--------------------------------------------------------------------------------
 (4)  CITIGROUP, INC.                                                   4.1%
--------------------------------------------------------------------------------
 (5)  PFIZER, INC.                                                      3.9%
--------------------------------------------------------------------------------
 (6)  PROCTER & GAMBLE CO.                                              2.4%
--------------------------------------------------------------------------------
 (7)  DELL COMPUTER CORP.                                               2.3%
--------------------------------------------------------------------------------
 (8)  SBC COMMUNICATIONS, INC.                                          2.2%
--------------------------------------------------------------------------------
 (9)  FANNIE MAE                                                        2.2%
--------------------------------------------------------------------------------
(10)  WELLS FARGO & CO.                                                 1.9%
--------------------------------------------------------------------------------
      TOTAL                                                            32.8%



STATISTICS

                                                                   PEER GROUP
                                                  FUND               AVERAGE 2
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                   153                 224
--------------------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)             $   30,346          $   34,493
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                          23.5                24.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                               4.6                 4.0
--------------------------------------------------------------------------------
12-MONTH YIELD                                      0.70%               0.49%
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              114%                 87%
--------------------------------------------------------------------------------
THREE-YEAR BETA                                     0.89                0.92

EXPENSE RATIO

FUND                  0.75% 3
PEER GROUP AVERAGE    1.23% 2

1 This list is not a recommendation of any security by the investment adviser. Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,361 funds in the Large-Cap Blend Fund category.

3 Guaranteed by Schwab and the investment adviser through 2/28/03 (excluding interest, taxes and certain non-routine expenses).


INDUSTRY WEIGHTINGS

This chart shows the composition by industry of the fund's portfolio as of the report date.


SCHWAB CORE EQUITY FUND(TM)

[PIE CHART]

   13.7%   HEALTHCARE/DRUGS & MEDICINE
   32.3%   OTHER
   10.0%   MISCELLANEOUS FINANCE
    9.7%   BUSINESS MACHINES & SOFTWARE
    8.6%   BANKS
    6.7%   BUSINESS SERVICES
    5.9%   RETAIL
    4.8%   TELEPHONE
    4.2%   INSURANCE
    4.1%   CHEMICAL

6

FINANCIAL TABLES

These tables provide additional data on the fund's performance,portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.



FINANCIAL HIGHLIGHTS

                                                         11/1/01 -     11/1/00 -     11/1/99 -   11/1/98 -     11/1/97 -
                                                         10/31/02      10/31/01      10/31/00    10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                     12.53        18.53        18.91        14.57        13.72
                                                           --------------------------------------------------------------
Income or loss from investment operations:
     Net investment income                                  0.08         0.08         0.05         0.06         0.10
     Net realized and unrealized gains or losses           (1.64)       (4.57)        1.08         4.94         2.20
                                                           --------------------------------------------------------------
     Total income or loss from investment operations       (1.56)       (4.49)        1.13         5.00         2.30
Less distributions:
     Dividends from net investment income                  (0.08)       (0.07)       (0.04)       (0.09)       (0.12)
     Distributions from net realized gains                    --        (1.44)       (1.47)       (0.57)       (1.33)
                                                           --------------------------------------------------------------
     Total distributions                                   (0.08)       (1.51)       (1.51)       (0.66)       (1.45)
                                                           --------------------------------------------------------------
Net asset value at end of period                           10.89        12.53        18.53        18.91        14.57
                                                           --------------------------------------------------------------
Total return (%)                                          (12.58)      (25.93)        5.75        35.20        18.37

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
   average net assets                                       0.75         0.75         0.75 1       0.75         0.75
Expense reductions reflected in above ratio                 0.16         0.13         0.11         0.18         0.37
Ratio of net investment income to
   average net assets                                       0.63         0.55         0.29         0.34         0.70
Portfolio turnover rate                                      114          106           96           99          115
Net assets, end of period ($ x 1,000,000)                    179          210          342          289          192


1 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.

See financial notes.                                                           7

SCHWAB CORE EQUITY FUND (TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

  (1) Top ten holding
   +  New holding (since 10/31/01)
   o  Non-income producing security
   =  Collateral for open futures contracts

    The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

      98.0%  COMMON STOCK
             Market Value:$175,708
             Cost: $182,263
      1.9%   SHORT TERM INVESTMENT
             Market Value: $3,345
             Cost: $3,345
      0.1%   U.S. TREASURY OBLIGATIONS
             Market Value: $150
             Cost: $150
      -----------------------------------------------
      100.0% TOTAL INVESTMENTS
             Market Value: $179,203
             Cost: $185,758


                                                                     MKT. VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
COMMON STOCK 98.0% of investments

      AEROSPACE/DEFENSE 2.8%
      --------------------------------------------------------------------------
      Boeing Co. 37,000                                                 1,101
      Goodrich Corp.  15,500                                              234
      Lockheed Martin Corp. 26,500                                      1,534
      Rockwell Automation, Inc. 35,300                                    584
      United Technologies Corp.27,000                                   1,665
                                                                      -------
                                                                        5,118


      AIR TRANSPORTATION 1.6%
      --------------------------------------------------------------------------
     +Airborne, Inc. 14,300                                               184
      FedEx Corp.  49,500                                               2,633
                                                                      -------
                                                                        2,817

      ALCOHOLIC BEVERAGES 0.6%
      --------------------------------------------------------------------------
     + Anheuser-Busch Cos., Inc. 21,600                                 1,140

      APPAREL 1.9%
      --------------------------------------------------------------------------
    o+Jones Apparel Group, Inc.16,000                                     554
     +Liz Claiborne, Inc. 18,200                                          541
     +Nike, Inc., Class B 11,000                                          519
    o+Reebok International Ltd. 15,300                                    432
     +VF Corp. 36,800                                                   1,355
                                                                      -------
                                                                        3,401
      AUTOMOTIVE PRODUCTS/MOTOR VEHICLES  1.3%
      --------------------------------------------------------------------------
    o+Autonation, Inc. 18,900                                             200
     +Dana Corp. 31,100                                                   311
     +Eaton Corp. 13,100                                                  896
     +Harley-Davidson, Inc. 16,400                                        858
                                                                      -------
                                                                        2,265

      BANKS 8.6%
      --------------------------------------------------------------------------
   (3)Bank of America Corp. 113,000                                     7,887
      City National Corp. 23,300                                        1,054
     +North Fork Bancorp., Inc. 9,100                                     350
      State Street Corp. 33,200                                         1,374
      SunTrust Banks, Inc. 15,700                                         955
     +UnionBanCal Corp. 9,600                                             410
 +(10)Wells Fargo & Co. 67,400                                          3,402
                                                                      -------
                                                                       15,432

      BUSINESS MACHINES & SOFTWARE 9.7%
      --------------------------------------------------------------------------
     oCisco Systems, Inc.     277,800                                   3,106
  o(7)Dell Computer Corp.   144,800                                     4,143
      International Business
       Machines Corp.5,000                                                 394
    o+Lexmark International,
       Inc., Class A 10,700                                               636

See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

 =o(1)Microsoft Corp. 159,100                                           8,507
     +Pitney Bowes, Inc. 15,500                                           520
    o+Xerox Corp. 10,000                                                   66
                                                                      -------
                                                                       17,372

      BUSINESS SERVICES 6.7%

    o+Apollo Group, Inc., Class A  20,100                                 834
      Automatic Data Processing, Inc. 30,500                            1,297
    o+Ceridian Corp. 24,900                                               343
    o+Certegy, Inc. 9,500                                                 199
    o+Computer Sciences Corp.    31,900                                 1,030
    o+DoubleClick, Inc. 44,700                                            313
     +Equifax, Inc. 26,400                                                622
      First Data Corp. 72,400                                           2,530
     +H&R Block, Inc. 23,300                                            1,034
    o+Hyperion Solutions Corp.   8,000                                    216
    o+Intuit, Inc. 16,900                                                 877
    o+ITT Educational Services, Inc. 12,000                               262
     +Pittston Brink's Group      12,500                                  265
     +The ServiceMaster Co.       30,200                                  310
     +Sonoco Products Co. 13,900                                          327
    o+Thermo Electron Corp.      60,300                                 1,109
    o+Veritas Software Corp.     28,500                                   435
                                                                      -------
                                                                       12,003

      CHEMICAL 4.1%
      --------------------------------------------------------------------------
     +3M Co. 24,900                                                     3,161
     +E.I. du Pont de Nemours & Co.   60,800                            2,508
      PPG Industries, Inc. 9,900                                          465
     +Praxair, Inc. 5,500                                                 300
     +Rohm & Haas Co. 27,200                                              905
                                                                      -------
                                                                        7,339

      CONSUMER: DURABLE 0.4%
      --------------------------------------------------------------------------
     +Black & Decker Corp. 15,900                                         743

      CONSUMER: NONDURABLE 2.2%
      --------------------------------------------------------------------------
     +Action Performance Cos., Inc.   10,600                              219
      Darden Restaurants, Inc.      19,150                                363
     +Fortune Brands, Inc. 35,500                                       1,777
     +Mattel, Inc. 52,000                                                 955
     +McDonald's Corp. 19,500                                             353
     +Newell Rubbermaid, Inc. 11,200                                      363
                                                                      -------
                                                                        4,030

      CONTAINERS 0.1%
      --------------------------------------------------------------------------
    o+Pactiv Corp. 8,700                                                  173

      ELECTRONICS 3.9%
      --------------------------------------------------------------------------
    o+Acxiom Corp. 68,200                                                 859
    o+Anixter International, Inc.  14,000                                 323
    o+ESS Technology, Inc. 24,000                                         131
     oFisher Scientific 44,300                                          1,267
      International
    o+Hearst-Argyle Television, Inc. 6,600                                164

      Intel Corp. 140,700                                               2,434
      Moody's Corp. 8,400                                                 396
    o+Siliconix, Inc. 5,000                                               111
    o+Tektronix, Inc. 13,400                                              237
      Texas Instruments, Inc. 66,400                                    1,053
                                                                      -------
                                                                        6,975

      ENERGY: RAW MATERIALS 0.1%
      --------------------------------------------------------------------------
    o+Oil States International, Inc. 8,000                                104

      FOOD & AGRICULTURE 4.0%

     +Archer-Daniels-Midland Co. 78,900                                 1,075
      Coca-Cola Co. 48,100                                              2,236
      Conagra Foods, Inc. 57,200                                        1,387
     +Kellogg Co. 22,300                                                  710
      Kraft Foods, Inc., Class A 14,700                                   581
     +Supervalu, Inc. 42,000                                              706
    o+ Whole Foods Market, Inc. 10,000                                    466
                                                                      -------
                                                                        7,161

      HEALTHCARE/DRUGS & MEDICINE 13.7%
      --------------------------------------------------------------------------
    o+Anthem, Inc. 10,600                                                 668
    o+Humana, Inc. 55,400                                                 675
  =(2)Johnson & Johnson 144,800                                         8,507
      McKesson Corp. 13,800                                               411
     +Mylan Laboratories, Inc. 17,300                                     544



See financial notes.

SCHWAB CORE EQUITY FUND(TM) -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002. Continued


                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o+Oxford Health Plans, Inc. 14,800                                    526
 =+(5)Pfizer, Inc. 222,000                                              7,053
      Pharmacia Corp. 9,000                                               387
     oSt. Jude Medical, Inc. 25,600                                       912
      Tenet Healthcare Corp. 54,750                                     1,574
     +UnitedHealth Group, Inc. 28,600                                   2,601
    o+WellPoint Health Networks, Inc. 8,800                               662
                                                                      -------
                                                                       24,520

      HOUSEHOLD PRODUCTS 3.1%
      --------------------------------------------------------------------------
      Clorox Co. 27,800                                                 1,249
   (6)Procter & Gamble Co. 47,900                                       4,237
                                                                      -------
                                                                        5,486

      INSURANCE 4.2%

     +Aflac, Inc. 32,000                                                  974
      CIGNA Corp. 30,200                                                1,091
     +Fidelity National Financial, Inc. 11,500                            347
     +Lincoln National Corp.  21,400                                      653
     +Marsh & McLennan Cos., Inc. 30,700                                1,434
     +Metlife, Inc. 9,500                                                 227
     +MGIC Investment Corp. 6,600                                         277
     +Progressive Corp. 32,500                                          1,788
     +Radian Group, Inc. 5,500                                            194
     +UnumProvident Corp. 29,100                                          597
                                                                      -------
                                                                        7,582

      MEDIA 3.1%
      --------------------------------------------------------------------------
     oAOL Time Warner, Inc. 68,200                                      1,006
     +Gannett Co., Inc. 8,800                                             668
     +McGraw-Hill Cos., Inc. 27,100                                     1,748
    o+PanAmSat Corp. 36,900                                               720
     +R.R. Donnelley & Sons Co. 27,700                                    555
    o+Westwood One, Inc. 25,200                                           915
                                                                      -------
                                                                        5,612

      MISCELLANEOUS FINANCE 10.0%
      --------------------------------------------------------------------------
     +American Express Co.  9,600                                         349
     +Bear Stearns Cos., Inc. 8,200                                       501
     +Charter One Financial, Inc. 23,730                                  718
  =(4)Citigroup, Inc. 200,533                                           7,410
     +Countrywide Credit Industries, Inc. 10,800                          543
   (9)Fannie Mae 58,000                                                 3,878
      Freddie Mac 23,800                                                1,466
     +Goldman Sachs Group, Inc. 5,800                                     415
     +MBNA Corp. 83,150                                                 1,689
      Washington Mutual, Inc. 28,950                                    1,035
                                                                      -------
                                                                       18,004

      OIL: INTERNATIONAL 0.9%
      --------------------------------------------------------------------------
      Exxon Mobil Corp. 48,700                                          1,639

      PAPER & FOREST PRODUCTS 0.2%
      --------------------------------------------------------------------------
     +Georgia-Pacific Corp. 30,000                                        366

      PRODUCER GOODS & MANUFACTURING 0.9%
      --------------------------------------------------------------------------

     +Albany International Corp., Class A 6,300                           134
     +HON Industries, Inc. 30,300                                         774
     +Johnson Controls, Inc.     4,000                                    312
     +Pentair, Inc. 10,600                                                350
                                                                      -------
                                                                        1,570

      RETAIL 5.9%
      --------------------------------------------------------------------------
    o+Amazon.com, Inc. 68,200                                           1,320
    o+AutoZone, Inc. 8,600                                                738
      Blockbuster, Inc., Class A  19,700                                  472
     +Dollar General Corp. 32,600                                         455
    o+Federated Department Stores, Inc. 57,700                          1,771
     +Lowe's Cos., Inc. 20,100                                            839
    o+Office Depot, Inc. 73,400                                         1,056
      Ross Stores, Inc. 25,400                                          1,063
     +Sears, Roebuck & Co. 22,400                                         588
     +TJX Cos., Inc. 31,300                                               642
      Wal-Mart Stores, Inc. 14,408                                        772
    o+Yum! Brands, Inc. 26,700                                            602
    o+Zale Corp. 8,000                                                    234
                                                                      -------
                                                                       10,552


See financial notes.

PORTFOLIO HOLDINGS As of October 31, 2002.  Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      TELEPHONE 4.8%
      --------------------------------------------------------------------------
     +AT&T Corp. 80,600                                                 1,051
      BellSouth Corp. 79,700                                            2,084
     +CenturyTel, Inc. 28,900                                             819
    o+Level 3 Communications, Inc. 94,900                                 452
   (8)SBC Communications, Inc.    153,500                               3,939
      Sprint Corp. (FON Group)     15,000                                 186
                                                                      -------
                                                                        8,531

      TOBACCO 1.2%
      --------------------------------------------------------------------------
     +Philip Morris Cos., Inc. 36,000                                   1,467
      UST, Inc. 24,900                                                    762
                                                                      -------
                                                                        2,229

      TRAVEL & RECREATION 0.4%
      --------------------------------------------------------------------------
    o+Harrah's Entertainment, Inc.    17,300                              727

      UTILITIES: ELECTRIC & GAS  1.6%
      --------------------------------------------------------------------------
      American Electric Power Co., Inc. 19,300                            495
     +PPL Corp. 27,800                                                    962
      Southern Co. 45,800                                               1,360
                                                                      -------
                                                                        2,817


      SECURITY AND NUMBER OF SHARES                                  MKT. VALUE

      SHORT TERM INVESTMENT
      1.9% of investments

      Provident Institutional
      TempFund 3,344,872                                                3,345



      SECURITY                           FACE VALUE
         RATE, MATURITY DATE            ($ x 1,000)

      U.S.TREASURY OBLIGATIONS
            0.1% of investments

     =U.S. Treasury Bills
           1.50%-1.62%, 12/19/02            150                           150



END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB CORE EQUITY FUND(TM) -- Financials
Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
---------------------------------------------------------------------
Investments, at market value                                $ 179,203 a
Receivables:
  Fund shares sold                                                188
  Interest                                                          3
  Dividends                                                       223
Prepaid expenses                                          +        13
                                                          -----------
TOTAL ASSETS                                                  179,630

LIABILITIES
---------------------------------------------------------------------
Payables:
  Fund shares redeemed                                             89
  Due to broker for futures                                        11
  Investment adviser and administrator fees                         5
  Transfer agent and shareholder service fees                       4
Accrued expenses                                          +        63
                                                          -----------
TOTAL LIABILITIES                                                 172

NET ASSETS
---------------------------------------------------------------------
TOTAL ASSETS                                                  179,630
TOTAL LIABILITIES                                         -       172
                                                          -----------
NET ASSETS                                                  $ 179,458

NET ASSETS BY SOURCE
Capital received from investors                               220,657
Net investment income not yet distributed                       1,009
Net realized capital losses                                   (35,616)
Net unrealized capital losses                                  (6,592) b

NET ASSET VALUE (NAV)

                     SHARES
NET ASSETS    /    OUTSTANDING   =       NAV
$179,458             16,479            $10.89

a The fund paid $185,758 for these securities. Not counting short-term obligations and government securities, the fund paid $221,138 for securities during the report period and received $224,029 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had ten open S&P 500 futures contracts due to expire on December 19, 2002, with a contract value of $2,214 and unrealized losses of $37.

FEDERAL TAX DATA
-------------------------------------------------

PORTFOLIO COST                           $185,848
NET UNREALIZED GAINS AND LOSSES:
Gains                                    $ 15,876
Losses                                +   (22,521)
                                      -----------
                                          ($6,645)
UNDISTRIBUTED EARNINGS:
Ordinary income                          $  1,009
Long-term capital gains                  $     --

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                     Loss amount
  2009                                   $ 26,773
  2010                                +     8,790
                                      -----------
                                         $ 35,563

See financial notes.

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                              $2,662
Interest                                                           +       51
                                                                   ----------
TOTAL INVESTMENT INCOME                                                 2,713

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                (7,475)
Net realized gains on futures contracts                            +       13
                                                                   ----------
NET REALIZED LOSSES                                                    (7,462)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized losses on investments                                  (17,799)
Net unrealized losses on futures contracts                         +      (37)
                                                                   ----------
NET UNREALIZED LOSSES                                                 (17,836)

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                               1,064 a
Transfer agent and shareholder service fees                               493 b
Trustees' fees                                                              9 c
Custodian fees                                                             35
Portfolio accounting fees                                                  28
Professional fees                                                          24
Registration fees                                                          23
Shareholder reports                                                       115
Other expenses                                                     +       10
                                                                   ----------
Total expenses                                                          1,801
Expense reduction                                                  -      322 d
                                                                   ----------
NET EXPENSES                                                            1,479

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 2,713
NET EXPENSES                                                       -    1,479
                                                                   ----------
NET INVESTMENT INCOME                                                   1,234
NET REALIZED LOSSES                                                    (7,462) e
NET UNREALIZED LOSSES                                              +  (17,836) e
                                                                   ----------
DECREASE IN NET ASSETS FROM OPERATIONS                               ($24,064)

a Calculated as a percentage of average daily net assets: 0.54% of the first
  $500 million and 0.49% of assets beyond that.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least February 28, 2003, to 0.75% of average daily net assets. This limit doesn't include interest, taxes and certain nonroutine expenses.

e These add up to a net loss on investments of $25,298.

See financial notes.

SCHWAB CORE EQUITY FUND(TM) -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.


OPERATIONS

                                         11/1/01 - 10/31/02   11/1/00 - 10/31/01
Net investment income                              $  1,234            $ 1,490
Net realized losses                                  (7,462)           (27,047)
Net unrealized losses                           +   (17,836)           (57,724)
                                         ---------------------------------------
DECREASE IN NET ASSETS
    FROM OPERATIONS                                 (24,064)           (83,281)

DISTRIBUTIONS PAID

Dividends from net investment income                  1,269              1,360 a
Distributions from net realized gains           +        --             26,202
                                         ---------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID             $  1,269            $27,562 b

TRANSACTIONS IN FUND SHARES

                           11/1/01 - 10/31/02           11/1/00 - 10/31/01
                         QUANTITY          VALUE       QUANTITY        VALUE
Shares sold                 3,029        $34,629        2,128       $ 32,462
Shares reinvested              89          1,172        1,609         25,585
Shares redeemed        +   (3,376)       (40,795)      (5,459)      (79,388)
                       ------------------------------------------------------
NET DECREASE                 (258)       ($4,994)      (1,722)     ($21,341)

SHARES OUTSTANDING AND NET ASSETS

                             11/1/01 - 10/31/02          11/1/00 - 10/31/01
                           SHARES     NET ASSETS         SHARES    NET ASSETS
Beginning of period        16,737       $209,785       18,459       $ 341,969
Total decrease         +     (258)       (30,327)      (1,722)       (132,184) c
                       ------------------------------------------------------
END OF PERIOD              16,479       $179,458       16,737       $ 209,785  d

a (Unaudited) For corporations, 100% of the fund's dividends for the report period qualify for the dividends-received deduction.

b The tax basis components of distributions paid for the current period are:

                    Ordinary income          $1,269
                    Long-term capital gains  $   --

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value from transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $1,009 and $1,044 at the end of the current period and the prior period, respectively.


See financial notes.

Financial notes

BUSINESS STRUCTURE OF THE FUND

THE FUND DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the fund in this report and its trust.

THE FUND OFFERS ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the fund's investments are described earlier in this report. However, there are certain other investments and policies that may affect the fund's financials, as described below. Other policies concerning the fund's business operations also are described here.

THE FUND PAYS DIVIDENDS from net investment income and makes distributions from net capital gains once a year.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE FUND MAY LOAN SECURITIES TO CERTAIN BROKERS, DEALERS AND OTHER FINANCIAL INSTITUTIONS WHO PAY THE FUND NEGOTIATED FEES. The fund receives cash, letters of credit or U.S. government securities as collateral



THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The fund discussed in this report is highlighted.

SCHWAB CAPITAL TRUST organized May 7, 1993

Schwab S&P 500 Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund (TM)
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab U.S. MarketMasters Fund(TM)
Schwab Balanced MarketMasters Fund(TM)
Schwab Small-Cap MarketMasters Fund(TM)
Schwab International MarketMasters Fund(TM)
Schwab Hedged Equity Fund(TM)
Communications Focus Fund
Financial Services Focus Fund
Health Care Focus Fund
Technology Focus Fund
Institutional Select S&P 500 Fund
Institutional Select Large-Cap Value Index Fund
Institutional Select Small-Cap Value Index Fund on these loans, and the value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter.

THE FUND MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The fund may obtain temporary bank loans through its trust, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

  AMOUNT
OUTSTANDING       AVERAGE        AVERAGE
AT 10/31/02      BORROWING*      INTEREST
($ x 1,000)      ($ x 1,000)     RATE* (%)
------------------------------------------
    --               231           2.12
------------------------------------------

*  For the year ended October 31, 2002.

THE FUND PAYS FEES FOR VARIOUS SERVICES. Through its trust, the fund has agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund that may limit the total expenses charged. The rates and limitations for these fees are described in the fund's Statement of Operations.

During the report period, the adviser paid Symphony Asset Management LLC an annual fee for serving as the fund's subadviser. This fee is calculated as a percentage of average daily net assets: 0.20% of the first $300 million, 0.15% of the next $500 million and 0.10% of assets beyond that.

On February 19, 2002, the Board of Trustees approved terminating the agreement with the sub-adviser of the fund. As of June 1, 2002, CSIM had sole responsibility for managing the fund.

On May 22, 2002, the Board of Trustees approved changing the name of the fund to the Schwab Core Equity Fund(TM), effective June 1, 2002.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund's Statement of Operations.

THE FUND MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING RELATED PARTIES. For instance, the fund may own shares of The Charles Schwab Corporation if that company is selected by its investment process.

The fund may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUND INTENDS TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.


Schwab Core Equity Fund(TM)

ACCOUNTING POLICIES

The following are the main policies the fund uses in preparing its financial statements.

THE FUND VALUES THE SECURITIES IN ITS PORTFOLIO EVERY BUSINESS DAY. The fund uses the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE READILY AVAILABLE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- FUTURES: open contracts are valued at their settlement prices as of the close of their exchanges. When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date.

INCOME FROM INTEREST AND THE ACCRETION OF DISCOUNTS is recorded as it accrues.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

THE FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, the fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

REPORT OF INDEPENDENT ACCOUNTANTS


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab Core Equity Fund(TM) (formerly Schwab Analytics Fund)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Core Equity Fund (one of the portfolios constituting Schwab Capital Trust, hereafter referred to as the "fund") at October 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 6, 2002


Schwab Core Equity Fund

FUND TRUSTEES unaudited

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the SchwabFunds (of which there were 45 as of 10/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE             MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
----------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:           Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                 Family of Funds, 1989;    Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                        Investments, 1991;        Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                        Capital Trust, 1993;      Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                        Annuity Portfolios,       International Holdings, Inc.; Director, U.S. Trust Corp., United
                        1994.                     States Trust Co. of New York, The Gap, Inc. (clothing retailer),
                                                  Audiobase, Inc. (Internet audio solutions), Vodaphone AirTouch PLC
                                                  (telecom), Siebel Systems (software), Xign, Inc. (electronic payment systems). Until 7/01: Director, The Charles Schwab Trust
                                                  Co. Until 1/99: Director, Schwab Retirement Plan Services, Inc.,
                                                  Mayer & Schweitzer, Inc. (securities brokerage subsidiary of The
                                                  Charles Schwab Corp.), Performance Technologies, Inc. (technology),
                                                  TrustMark, Inc.

1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE          MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1   Trustee: 2000          Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                  (all trusts).          Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                               Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                               Services, Inc., Schwab Retirement Technologies, Inc. (formerly
                                               TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                               Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                               Vice Chair, Enterprise President, Retirement Plan Services,
                                               Services for Investment Managers, Charles Schwab & Co., Inc. Until
                                               3/02: Director, Charles Schwab Asset Management (Ireland) Ltd.,
                                               Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1      Trustee: 2002          EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                 (all trusts).          Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co.,
                                               Inc.

INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD   MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO         President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).          EVP, Charles Schwab & Co., Inc. Until 9/02: President and CIO,
                                               American Century Investment Management; Director, American
                                               Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                               Cos., Inc. Until 1997: SVP, Director, Fixed Income and
                                               Quantitative Equity Portfolio Management, Twentieth Century
                                               Investors, Inc.
-----------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal   SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                  Financial Officer      The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).          Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment  SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer                Management, Inc.; Chief Investment Officer, The Charles Schwab
                        (all trusts).          Trust Co.
-----------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary              SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                 (all trusts).          Investment Management, Inc. Until 6/98: Branch Chief in
                                               Enforcement, U.S. Securities and Exchange Commission, San Francisco.

1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


Schwab Core Equity Fund(TM)

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE           MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).      Chair, JDN Corp. Advisory LLC; Director, Stanford University,
8/13/60                                         America First Cos., (venture capital/fund management), Redwood
                                                Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics, SRI
                                                International (research), LookSmart, Ltd. (Internet infrastructure),
                                                PMI Group, Inc. (mortgage insurance), Lucile Packard Children's
                                                Hospital. 2001: Special Advisor to the President, Stanford
                                                University. Until 2001: VP, Business Affairs, CFO, Stanford
                                                University.
-----------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;  CEO, Dorward & Associates (management, marketing and
9/23/31                 Investments, 1991;      communications consulting). Until 1999: EVP, Managing Director,
                        Capital Trust, 1993;    Grey Advertising.
                        Annuity Portfolios,
                        1994.
-----------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).      Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron
11/22/41                                        Corp. (manufacturing), Tenera, Inc. (services and software),
                                                Airlease Ltd. (aircraft leasing), Mission West Properties (commercial real estate), Digital Microwave Corp. (network equipment). Until 1998:
                                                Dean, Haas School of Business, University of California, Berkeley.
-----------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;  Chair, CEO, Director, Semloh Financial, Inc. (international
5/15/31                 Investments, 1991;      financial services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
-----------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).      Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                         Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                (investments--Netherlands), Cooper Industries (electrical
                                                products); Member, audit committee, Northern Border Partners, L.P.
                                                (energy).
-----------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;  Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;      Chair, CEO, North American Trust (real estate investments).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.
-----------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;  Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;      investments).
                        Capital Trust, 1993;
                        Annuity Portfolios,
                        1994.

GLOSSARY

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.


ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


Schwab Core Equity Fund(TM)

NOTES

NOTES

CONTACT SCHWAB


SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goal. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


THE SCHWABFUNDS FAMILY


STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM) formerly Analytics Fund
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
    Communications Focus Fund
    Financial Services Focus Fund
    Health Care Focus Fund
    Technology Focus Fund
Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
    U.S. MarketMasters Fund(TM)
    Small-Cap MarketMasters Fund(TM)
    International MarketMasters Fund(TM)
    Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
    All Equity Portfolio
    Growth Portfolio
    Balanced Portfolio
    Conservative Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
    Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).


1  Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]






INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104


DISTRIBUTOR
SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
(C)2002 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.
Printed on recycled paper.
REG13811-05